Significant Accounting Policies - Summary of product and service revenue by geographic region (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	$ 4,091	$ 2,840	$ 1,095
Product [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	3,889	2,837	1,013
Product [Member] | Europe Middle East and Africa [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	3,574	2,807	952
Product [Member] | Americas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	252	0	5
Product [Member] | Asia Pacific [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	63	30	56
Service [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	203	3	82
Service [Member] | Europe Middle East and Africa [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	10	3	2
Service [Member] | Americas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	$ 193	0	77
Service [Member] | Asia Pacific [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue		$ 0	$ 3